Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Millions						5 Months Ended	12 Months Ended
	Oct. 30, 2014 USD ($) $ / shares	Jul. 23, 2014 shares	Feb. 20, 2014 shares	Jan. 31, 2014 shares	Jan. 29, 2014 shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Apr. 30, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted							150,000
Share Price ($ per share) | $ / shares						$ 30.88	$ 30.88
Quarterly Distribution Rights, Minimum Quarterly Distribution (per share) | $ / shares							$ 0.2257
Unrecognized compensation expense on options | $						$ 1.3	$ 1.3
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted						150,000
Percentage of shares vesting							25.00%
Period for unrecognized compensation cost recognition							4 years
Vesting period						4 years
Risk free rate percentage							1.42%
Volatility percentage							63.00%
Employee Stock Option | Share-based Compensation Award, Performance Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly dividend growth rate							15.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		416,193				409,750	825,943
Stock-based compensation expense | $							$ 2.3
Unrecognized compensation cost | $						$ 16.9	$ 16.9
Period for unrecognized compensation cost recognition							3 years
Fair value per share | $ / shares							$ 27.37
Vesting period		3 years				3 years
Restricted Stock Units (RSUs) | Percentage vesting on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting							25.00%
Restricted Stock Units (RSUs) | Percentage vesting on the second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting							25.00%
Restricted Stock Units (RSUs) | Percentage vesting on the third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting							50.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							4,977,586
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Fair Value After Revaluation | $	$ 5.6
Time to liquidity (in months)							6 months
Fair value per share | $ / shares	$ 1.11						$ 1.11
Vesting period							3 years
Lack of marketability discount rate percentage							15.00%
Risk free rate percentage							3.40%
Volatility percentage							60.00%
Restricted Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $							$ 0.4
Fair value per share | $ / shares							$ 38.00
Aggregate fair value | $							$ 0.4
Vesting period							18 months
Restricted Stock | Class A Common Stock | Percentage vesting on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting							25.00%
Restricted Stock | Class A Common Stock | Percentage vesting on the second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting							25.00%
Restricted Stock | Class A Common Stock | Percentage vesting on the third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting							50.00%
Restricted Stock | Common Class A, Post Stock Split
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share | $ / shares							$ 0.30
Restricted Stock | Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $							$ 2.9
Unrecognized compensation cost | $						$ 1.4	$ 1.4
Period for unrecognized compensation cost recognition							2 years
Fair value per share | $ / shares							$ 58.00
Aggregate fair value | $							$ 2.4
2014 Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares permitted to be issued								8,586,614
Number of shares available for issuance						2,734,104	2,734,104
2014 Incentive Plan | Restricted Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			3,749		7,193
2014 Incentive Plan | Restricted Stock | Common Class A, Post Stock Split
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			476,732		914,680
2014 Incentive Plan | Restricted Stock | Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			14,118	27,647
Share-based Compensation Arrangement by Share-based Payment Award, Value of Company Issued in Equity Awards, Percent							3.55%
Affiliated Entity and Management | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							4,977,586
SunEdison | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio (shares)		127.1624
General and Administrative Expense | Employee Stock Option and Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $							$ 5.8
Class C Common Stock Converted To Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock conversion ratio (shares)		85.8661
Class C Common Stock Converted To Class A Common Stock | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share | $ / shares							$ 0.68
Class C Common Stock Converted To Class A Common Stock | 2014 Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			1,212,228	2,373,946